Note D - Loans and Allowance for Loan Losses - Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans receivable	$ 769,319	$ 734,901
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	213,446	214,007
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	73,573	77,605
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	101,571	90,532
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	38,302	45,870
Commercial and Industrial Portfolio Segment [Member]
Loans receivable	107,089	100,589
Commercial Portfolio Segment [Member]
Loans receivable	320,535	314,596
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	64,993	66,495
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	93,197	83,103
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	37,735	45,325
Pass [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	91,097	94,091
Pass [Member] | Commercial Portfolio Segment [Member]
Loans receivable	287,022	289,014
Criticized [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	934	428
Criticized [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	3,776	2,364
Criticized [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	156
Criticized [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	6,058	188
Criticized [Member] | Commercial Portfolio Segment [Member]
Loans receivable	10,924	2,980
Classified [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans receivable	7,646	10,682
Classified [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans receivable	4,598	5,065
Classified [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans receivable	411	545
Classified [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	9,934	6,310
Classified [Member] | Commercial Portfolio Segment [Member]
Loans receivable	$ 22,589	$ 22,602